Retirement benefits - Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Remeasurements of the net defined benefit obligation:-
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	₨ 232	$ 4	₨ 232	₨ 237
Defined benefit pension plans [member]
Remeasurements of the net defined benefit obligation:-
Actuarial (gains) / losses arising from changes in financial assumptions	(64)	(1)	15	(6)
Actuarial losses / (gains) arising from experience adjustments	409	6	(58)	50
Actuarial losses arising from changes in demographic assumptions	15	0		2
(Gain) / Loss on Plan assets (excluding amounts included in net interest cost)	29	0	12	2
Remeasurement of the net defined benefit liability	₨ 389	$ 5	₨ (31)	₨ 48